Plant and equipment, net (Tables)	6 Months Ended
Dec. 31, 2023
Plant and equipment, net
Summary of plant and equipment, net

	December 31,	June 30,
	2023	2023
	(Unaudited)
Cryptocurrency mining equipment	$29,703,726	$29,703,726
Less: accumulated depreciation	(6,539,656)	(5,638,718)
Total plant and equipment, net	23,164,070	24,065,008
Less: impairment loss	(21,222,390)	(16,691,803)
Plant and equipment, net	$1,941,680	$7,373,205